Production, Operating and Transportation and Selling, General, and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of production, operating and transportation expenses
The following table summarizes production, operating and transportation expenses in the consolidated statements of income for the years ended December 31, 2018 and 2017:

Production, Operating and Transportation Expenses
($ millions)	2018	2017
Services and support costs	1,039	930
Salaries and benefits	762	664
Materials, equipment rentals and leases	243	248
Energy and utility	405	453
Licensing fees	191	200
Transportation	24	26
Other	139	158
Total production, operating and transportation expenses	2,803	2,679

Disclosure of general and administrative expense
The following table summarizes selling, general and administrative expenses in the consolidated statements of income for the years ended December 31, 2018 and 2017:

Selling, General and Administrative Expenses
($ millions)	2018	2017
Employee costs(1)	332	395
Stock-based compensation expense(2)	44	45
Contract services	104	100
Equipment rentals and leases	39	37
Maintenance and other	135	73
Total selling, general and administrative expenses	654	650

(1)
Employee costs are comprised of salary and benefits earned during the year, plus cash bonuses awarded during the year. Annual bonus awards settled in shares are included in stock-based compensation expense.

(2)	Stock-based compensation expense represents the cost to the Company for participation in share-based payment plans.